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<FILENAME>a201006_13f-hr.text
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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: June 30 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  767 Fifth Avenue
          12th Floor
          New York, NY 10153

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        07/12/2010
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total: $114,186
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
Force Capital Management, LLC
Form 13F Information Table
June 30 2010

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------

AMERICAN REPROGRAPHICS CO   COM 	029263100	  506	  58,000   SH		SOLE	NONE    58,000	0
BANK OF AMERICA CORPORATION COM		060505104         823     57,285   SH		SOLE	NONE    57,285  0
BANK OF AMERICA CORPORATION WTS10/28/18 060505153	1,025	 357,285   SH		SOLE	NONE   357,285 	0
EAGLE MATERIALS INC	    COM		26969P108       5,655    218,100   SH		SOLE	NONE   218,100	0
EMMIS COMMUNICATIONS CORP   COM	CL A	291525103	  640	 290,700   SH		SOLE	NONE   290,700	0
ENTERTAINMENT PPTYS TR      PFD SER C	29380T402	  182	  10,500   SH		SOLE	NONE	10,500	0
FEDERAL NATL MTG ASSN	    PFD SR 08-1	313586745	   13     25,000   SH		SOLE	NONE	25,000	0
FELCOR LODGING TR INC       PFD SER A	31430F200       1,266     62,500   SH		SOLE	NONE    62,500  0
FIRST INDUSTRIAL REALTY TR  COM		32054K103       1,562    324,000   SH		SOLE	NONE   324,000  0
GENERAL GROWTH PPTYS INC    cOM		370021107       9,252    697,743   SH		SOLE	NONE   697,743	0
ISTAR FINANCIAL INC         COM		45031U101       4,850  1,087,500   SH		SOLE	NONE 1,087,500  0
JACK IN THE BOX INC         COM		466367109       9,678	 497,600   SH		SOLE	NONE   497,600	0
LAMAR ADVERTISING CO	    COM	CL A	512815101       7,120    290,361   SH		SOLE	NONE   290,361  0
PENNSYLVANIA RL ESTATE INVT COM		709102107       6,538    535,000   SH		SOLE	NONE   535,000  0
REIS INC		    COM		75936P105	  751	 119,000   SH		SOLE	NONE   119,000	0
SEARS HOLDINGS CORPORATION  COM         812350106         924 	  14,299   SH           SOLE    NONE    14,299  0
SL GREEN RLTY CORP	    COM		78440X101         880     15,988   SH		SOLE	NONE    15,988  0
UNION PACIFIC CORP	    COM		907818108       3,257     46,860   SH		SOLE	NONE    46,860  0
UNITED CAPITAL CORP	    COM		909912107       4,916	 201,400   SH		SOLE	NONE   201,400	0
WABASH NATIONAL CORP	    COM		929566107         995    140,000   SH		SOLE	NONE   140,000  0


Options


CITIGROUP INC               COM         172967101         376    100,000   SH	CALL	SOLE	NONE   100,000  0
LAMAR ADVERTISING CO	    COM	CL A	512815101         736     30,000   SH	CALL	SOLE	NONE    30,000  0
MCCLATCHY CO	    	    COM	CL A	579489105         437    120,000   SH	CALL	SOLE	NONE   120,000  0
ISTAR FINANCIAL INC         COM		45031U101       1,115    250,000   SH	CALL	SOLE	NONE   250,000  0
SEARS HOLDINGS CORPORATION  COM         812350106      22,629 	 350,000   SH   CALL    SOLE    NONE   350,000  0
ISHARES TR INDEX	    ETF         464287655      12,224 	 200,000   SH   PUT     SOLE    NONE   200,000  0
SPDR SERIES TRUST	    ETF		78462F103      16,000	 155,000   SH	PUT	SOLE	NONE   155,000  0




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